SALE RESERVES AND ALLOWENCES (Tables)	0 Months Ended
Dec. 31, 2014
Sales Researves And Allowancess [Abstract]
Sales Researves And Allowancess [Table Text Block]
NOTE 10—SALES RESERVES AND ALLOWANCES:

Sales reserves and allowances consisted of the following:
	December 31,

	2014	2013
	(U.S. $ in millions)
Rebates	$2,842	$2,242
Chargebacks	1,129	1,114
Medicaid	1,099	848
Returns	593	573
Other	186	141
	$5,849	$4,918